Cover	9 Months Ended
Sep. 30, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000034088
Document Period End Date	Oct. 01, 2019
Entity Registrant Name	Exxon Mobil Corporation
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-2256
Entity Tax Identification Number	13-5409005
Entity Address, Address Line One	5959 Las Colinas Boulevard
Entity Address, City Or Town	Irving
Entity Address, State Or Province	TX
Entity Address, Postal Zip Code	75039-2298
City Area Code	972
Local Phone Number	940-6000
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	XOM
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false